Nationwide Invesco Core Plus Bond Fund Investment Objectives and Goals - Nationwide Invesco Core Plus Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Invesco Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.